Restatement of Previously Issued Financial Statements	12 Months Ended
Dec. 31, 2024
Restatement of Previously Issued Financial Statements
Restatement of Previously Issued Financial Statements

Note 2 – Restatement of Previously Issued Financial Statements

Description of Restatement Adjustments

In connection with the preparation of the Company’s consolidated financial statements as of and for the period ended December 31, 2024, management identified an error in the previously reported financial statements related to the recognition of revenue during the year ended December 31, 2022. The Company entered into a license agreement for which it should have recognized the entire proceeds receivable pursuant to the agreement as revenue during the year ended December 31, 2022. The Company should also have recognized the financing component of the licensing agreement during the fiscal years ended December 31, 2023 and 2024. As a result, the consolidated financial statements reflect the recognition of this additional revenue during the year ended December 31, 2022, removes the revenue recognized and records the financing component of the arrangement during annual and interim periods in the fiscal year ending December 31, 2023 and the interim periods in the fiscal year ending December 31, 2024.

The following tables reflect the impact of the restatement to the specific line items presented in the Company’s previously reported consolidated financial statements as of December 31, 2022 and for the year ended December 31, 2023. The accompanying applicable notes to consolidated financial statements have been updated to reflect the effects of the restatement.

The impact of the restatement to the consolidated statements of stockholders’ equity (deficit) includes a decrease of $843,251 in accumulated deficit as of December 31, 2023 and a $1,078,950 decrease to the accumulated deficit as of January 1, 2023.

The amounts in the “As previously reported” columns are amounts derived from the Company’s previously filed consolidated financial statements. The amounts in the “Restatement adjustments” columns present the impact of the following adjustments:

●	The recognition of the licensing revenue during the year ended December 31, 2022.
●	The removal of the licensing revenue recorded during the year ended December 31, 2023.
●	The recording of the financing component during the year ended December 31, 2023.

The amounts in the “As restated” columns are the updated amounts including the impacts from the restatement.

Audited Financial Statements

The following table presents the impact of the financial statement adjustments on the Company’s previous reported consolidated Balance Sheet as of December 31, 2023:

CONSOLIDATED BALANCE SHEETS

	DECEMBER 31, 2023
	As previously
	reported	Adjustment	As restated
ASSETS AND STOCKHOLDERS’ EQUITY (DEFICIT)

Accounts receivable	$2,233,211	$843,251	$3,076,462
Total current assets	24,151,758	843,251	24,995,009
Total assets	27,467,593	843,251	28,310,844

Stockholders’ equity (deficit)
Accumulated deficit	(62,794,376)	843,251	(61,951,125)

Total stockholders’ equity (deficit)	(782,897)	843,251	60,354

Total liabilities and stockholders’ equity (deficit)	$27,467,593	$843,251	$28,310,844

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Operations for the year ended December 31, 2023:

CONSOLIDATED STATEMENT OF OPERATIONS

	FOR THE YEAR ENDED DECEMBER 31,
	2023
	As previously
	reported	Adjustment	As restated
Revenue	$17,940,370	$(315,000)	$17,625,370
Gross Profit	5,767,996	(315,000)	5,452,996
Operating (loss) income	(8,658,472)	(315,000)	(8,973,472)
Interest income	—	79,301	79,301
Total other income	15,035,698	79,301	15,114,999

Income (loss) before provision for income taxes	6,377,226	(235,699)	6,141,527

Net income (loss)	$5,904,013	$(235,699)	$5,668,314

Net loss per common share - basic and diluted:	$0.06	$—	$0.06

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statements of Changes in Stockholder’s Equity for the years ended December 31, 2023 and 2022:

	Accumulated Deficit
	As Reported	Adjustment	As Restated
Balance – January 1, 2022	$(67,116,913)	$—	$(67,116,913)

Net loss	(1,581,476)	1,078,950	(502,526)

Balance December 31, 2022	(68,698,389)	1,078,950	(67,619,439)

Net income	5,904,013	(235,699)	5,668,314

Balance December 31, 2023	$(62,794,376)	$(843,251)	$(61,951,125)

The following table presents the impact of the financial statement adjustments on the Company’s previously reported Consolidated Statement of Cash Flows for the year ended December 31, 2023:

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

	FOR THE YEAR ENDED DECEMBER 31,
	2023
	As previously
	reported	Adjustment	As restated
Cash flows from operating activities
Net income (loss)	$5,904,013	$(235,699)	$5,668,314

Adjustments to reconcile net loss to net cash
Non-cash interest income	—	(79,301)	(79,301)
Changes in operating assets and liabilities
Accounts receivable	544,396	315,000	859,396
Net cash provided by operating activities	$19,226,037	$—	$19,226,037